Unaudited Condensed Consolidated Statement of Cash Flows € in Millions, £ in Millions, $ in Millions	6 Months Ended
	Dec. 31, 2022 GBP (£)	Dec. 31, 2021 GBP (£)
Cash flows from operating activities
Profit for the period	£ 2,407	£ 2,088
Taxation	650	634
Share of after tax results of associates and joint ventures	(172)	(190)
Net finance charges	292	180
Non-operating items	(16)	31
Operating profit	3,161	2,743
Increase in inventories	(468)	(187)
Increase in trade and other receivables	(1,008)	(976)
Increase in trade and other payables and provisions	111	653
Net increase in working capital	(1,365)	(510)
Depreciation, amortisation and impairment	281	224
Dividends received	5	1
Post employment payments less amounts included in operating profit	(23)	(23)
Other items	7	34
Adjustments to reconcile profit (loss), Total	270	236
Cash generated from operations	2,066	2,469
Interest received	66	41
Interest paid	(248)	(185)
Taxation paid	(636)	(378)
Interest and income taxes paid (received), classified as operating activities	(818)	(522)
Net cash inflow from operating activities	1,248	1,947
Cash flows from investing activities
Disposal of property, plant and equipment and computer software	6	7
Purchase of property, plant and equipment and computer software	435	382
Movements in loans and other investments	(2)	3
Sale of businesses and brands	99	2
Acquisition of subsidiaries(1)	(113)	(110)
Investment in associates and joint ventures(1)	(31)	(24)
Net cash outflow from investing activities	(476)	(504)
Cash flows from financing activities
Share buyback programme	(554)	(538)
Net sale of own shares for share schemes	9	42
Purchase of treasury shares in respect of subsidiaries	0	(13)
Dividends paid to non-controlling interests	(79)	(51)
Proceeds from bonds	1,788	0
Repayment of bonds	(254)	(769)
Cash inflow from other borrowings	144	136
Cash outflow from other borrowings	(172)	(98)
Equity dividends paid	(1,065)	(1,040)
Net cash outflow from financing activities	(183)	(2,331)
Net increase/(decrease) in net cash and cash equivalents	589	(888)
Exchange differences	(63)	14
Reclassification to assets held for sale	(47)	0
Net cash and cash equivalents at beginning of the period	2,211	2,637
Net cash and cash equivalents at end of the period	2,690	1,763
Net cash and cash equivalents consist of:
Cash and cash equivalents	2,766	1,780
Bank overdrafts	(76)	(17)
Net cash and cash equivalents	£ 2,690	£ 1,763